ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Provision for loyalty program	[1]	$ 2,752,151
Accrued payroll and welfare		1,910,519	1,219,730
Accrued marketing expenses		1,555,524
Payables for professional fees		1,261,405	858,577
Payables to third-party sellers	[2]	899,950	17,163,716
Payables for rental fee		164,234	639,753
Uncertain tax positions		146,368
Others		343,107	88,680
Total accrued expenses and other current liabilities		$ 9,033,258	$ 19,970,456

[1]	The Group launched its loyalty programs to certain customers in 2016.
[2]	In connection with the online platform services, payable to third-party sellers represented the total amounts received from third-party purchasers on behalf of third-party sellers through the Group’s online platform in a period less than one week without any charges.